Segment Information - Schedule of Evaluate Performance Based on Operating Segment’s Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	$ 3,501,947	$ 4,798,363
Segment losses before tax	(3,087,359)	(1,620,927)
EXTEND [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	431,599	3,496,662
Segment losses before tax	(111,181)	(501,337)
Other subsidiaries [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	3,070,348	1,301,701
Segment losses before tax	$ (2,976,178)	$ (1,119,590)